Other Non-Financial Liabilities - Summary of Breakdown of Other Non Financial Liabilities (Detail) - ARS ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Other Non Financial Liabilities [Line Items]
Other non-financial liabilities	$ 633,932,844	$ 483,429,463
Employee benefits payable
Disclosure Of Other Non Financial Liabilities [Line Items]
Other non-financial liabilities	187,700,976	170,106,850
Withholdings and collections [member]
Disclosure Of Other Non Financial Liabilities [Line Items]
Other non-financial liabilities	130,260,989	118,835,683
Dividends payables [member]
Disclosure Of Other Non Financial Liabilities [Line Items]
Other non-financial liabilities	115,131,776	1,616
Taxes payables [member]
Disclosure Of Other Non Financial Liabilities [Line Items]
Other non-financial liabilities	102,830,629	72,555,806
Miscellaneous payables - provisions of goods and services [member]
Disclosure Of Other Non Financial Liabilities [Line Items]
Other non-financial liabilities	43,739,610	53,500,301
Retirement pension payment orders pending settlement [member]
Disclosure Of Other Non Financial Liabilities [Line Items]
Other non-financial liabilities	5,170,875	10,328,061
Directors' and syndics' fees payable [member]
Disclosure Of Other Non Financial Liabilities [Line Items]
Other non-financial liabilities	3,307,520	10,965,415
Others [member]
Disclosure Of Other Non Financial Liabilities [Line Items]
Other non-financial liabilities	$ 45,790,469	$ 47,135,731